EARNINGS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of earnings per share
	2019	2018	2017
	$ million	$ million	$ million
Earnings
Attributable profit for the year	600	663	767
Adjusted attributable profit (see below)	893	881	826

Attributable profit is reconciled to adjusted attributable profit as follows:

		2019	2018	2017
	Notes	$ million	$ million	$ million
Attributable profit for the year		600	663	767
Acquisition and disposal related items[1]		34	(7)	(10)
Restructuring and rationalisation costs	3	134	120	–
Amortisation and impairment of acquisition intangibles[2]	9	143	118	140
Legal and other[3]		50	38	(13)
US tax reform	5	–	–	(32)
Taxation on excluded items	5	(68)	(51)	(26)
Adjusted attributable profit		893	881	826

1Acquisition and disposal related items includes a $32m charge within operating profit (2018: $7m credit, 2017: $10m credit) and a $2m charge within share of result of associates (2018: $nil, 2017: $nil).

2In 2019 amortisation and impairment of acquisition intangibles includes a $143m charge within operating profit (2018: $113m charge within operating profit and a $5m charge within share of result of associates; 2017: $140m charge within operating profit).

3Legal and other charge in 2019 includes $45m (2018: $34m charge, 2017: $16m credit) within operating profit (refer to Note 2.6) and a $5m charge (2018: $4m charge, 2017: $3m charge) within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims globally.

6 Earnings per ordinary share continued

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2019	2018	2017
Number of shares (millions)
Basic weighted number of shares	874	873	874
Dilutive impact of share incentive schemes outstanding	3	3	1
Diluted weighted average number of shares	877	876	875
Earnings per ordinary share
Basic	68.6¢	76.0¢	87.8¢
Diluted	68.4¢	75.7¢	87.7¢
Adjusted[4]	102.2¢	100.9¢	94.5¢

4Adjusted earnings per share is calculated using the basic weighted number of shares.